Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consisted of the following:

	December 31,
	2023	2022
Computer equipment	$630	$627
Furniture and fixtures	128	128
Leasehold improvement	26	26

	784	781
Less: Accumulated depreciation and amortization	(628)	(467)

Property and equipment, net	$156	$314